Investment Securities - Amortized Cost and Fair Value of Held to Maturity Securities Portfolio (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Due after one but within five years, Amortized Cost	$ 8,651
Due after five but within ten years, Amortized Cost	2,186
Total Securities held for maturity, Amortized Cost	10,837
Due after one but within five years, Estimated Fair Value	8,578
Due after five but within ten years, Estimated Fair Value	2,172
Total Securities held for maturity, Estimated Fair Value	$ 10,750	$ 11,461